PGIM S&P 500 Buffer 12 ETF - May
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 110.1%
Affiliated Mutual Fund 0.6%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $86,118)(wb)	86,118	$86,118
Options Purchased*~ 109.5%
(cost $12,419,005)		13,949,486

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 110.1% (cost $12,505,123)		14,035,604
Options Written*~ (10.1)%
(premiums received $641,375)		(1,288,167)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $11,863,748)		12,747,437
Liabilities in excess of other assets (0.0)%		(5,388)

Net Assets 100.0%		$12,742,049

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	04/30/26	$5.55		203		20	$13,899,150
State Street SPDR S&P 500 ETF Trust	Put	04/30/26	$554.54		203		20	50,336
Total Options Purchased (cost $12,419,005)								$13,949,486
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	04/30/26	$642.71		203		20	$(1,262,652)
State Street SPDR S&P 500 ETF Trust	Put	04/30/26	$488.00		203		20	(25,515)
Total Options Written (premiums received $641,375)								$(1,288,167)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1